Accounting Policies - Going Concern (FY) (Details) - USD ($) $ in Thousands								1 Months Ended	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 24, 2025	Mar. 20, 2025	Jan. 30, 2025	Jan. 22, 2025	Jan. 07, 2025	Dec. 30, 2024	Dec. 24, 2024	Jan. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 25, 2025	Dec. 31, 2022
Accounting Policies [Abstract]
Cash, cash equivalents and restricted cash									$ 11,965		$ 11,119	$ 2,081		$ 11,965	$ 2,081	$ 45	$ 11,119	$ 2,575		$ 7,544
Accumulated deficit									305,512		78,262			305,512			78,262	64,284
Working capital (deficit)									(51,188)		(45,061)			(51,188)			(45,061)
Net loss									141,275	$ 253,674	70,093	$ 11,314	$ 7,526	394,949	18,840	28,198		30,984
Subsequent Event [Line Items]
Payment of debts														1,176	$ 590
Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Amount received from stock issuance						$ 965	$ 770		0					931			$ 1,735
Related party
Subsequent Event [Line Items]
Payment of debts											$ 4,628					$ 0		$ 0
Convertible debt | Convertible Debentures
Subsequent Event [Line Items]
Payment of debts									$ 834					$ 834
Aggregate principal amount, up to																			$ 30,000
Subsequent event | Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Amount received from stock issuance			$ 235	$ 57	$ 633			$ 925
Subsequent event | Series C Preferred Stock
Subsequent Event [Line Items]
Amount received from stock issuance	$ 1,500
Stock purchase agreement, maximum amount	$ 2,750
Subsequent event | Related party
Subsequent Event [Line Items]
Payment of debts		$ 14,000
Subsequent event | Convertible debt | Convertible Debentures
Subsequent Event [Line Items]
Aggregate principal amount, up to																			$ 30,000